Earnings/(loss) per ordinary share - Summary of Earnings Per Ordinary Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic earnings/(loss) per ordinary share
Profit/(loss) available for equity holders	$ 375	$ 266	$ (260)
Basic weighted average number of ordinary shares (millions)	181	183	182
Basic earnings/(loss) per ordinary share	$ 2.072	$ 1.454	$ (1.429)
Diluted earnings/(loss) per ordinary share
Profit/(loss) available for equity holders	$ 375	$ 266	$ (260)
Diluted weighted average number of ordinary shares (millions)	182	184	182
Diluted earnings/(loss) per ordinary share	$ 2.06	$ 1.446	$ (1.429)
Basic and diluted share denominators are calculated as follows:
Weighted average number of ordinary shares in issue	187	187	187
Weighted average number of treasury shares	(6)	(4)	(5)
Basic weighted average number of ordinary shares	181	183	182
Dilutive potential ordinary shares	1	1
Diluted weighted average number of ordinary shares	182	184	182